Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Operating revenues		$ 1,355	$ 1,276	$ 2,562	$ 2,418
Operating expenses:
Operation and maintenance	[1]	481	480	974	948
Depreciation and amortization		240	221	477	437
General taxes		92	86	178	173
Total operating expenses, net		813	787	1,629	1,558
Operating income		542	489	933	860
Other income (expense):
Interest expense		(167)	(151)	(330)	(295)
Interest income		3	22	15	44
Non-operating benefit costs, net		5	4	10	8
Other, net		22	12	36	29
Total other income (expense)		(137)	(113)	(269)	(214)
Income before income taxes		405	376	664	646
Provision for income taxes		90	87	153	152
Net income attributable to common shareholders		$ 315	$ 289	$ 511	$ 494
Basic earnings per share:
Net income attributable to common shareholders (in dollars per share)		$ 1.61	$ 1.48	$ 2.61	$ 2.53
Diluted earnings per share:
Net income attributable to common shareholders (in dollars per share)		$ 1.61	$ 1.48	$ 2.61	$ 2.53
Weighted average common shares outstanding:
Basic (in shares)		196	195	196	195
Diluted (in shares)		196	195	196	195

[1]	Significant segment expense.